Long term debt - Series 1 Debentures (Details) - CAD			12 Months Ended
	Sep. 30, 2016	Apr. 27, 2016	Dec. 31, 2016	Dec. 31, 2015	Aug. 26, 2016	Apr. 07, 2010
Debt Instrument [Line Items]
Long-term debt, gross, non-current			CAD 31,326,000	CAD 22,610,000
Loss on extinguishment of debt			CAD 0	576,000
Debentures
Debt Instrument [Line Items]
Redeemed debentures	CAD 10,000,000	CAD 9,927,000			CAD 10,000,000
Long-term debt, gross, non-current	CAD 0			19,927,000
Debentures | Series 1 Debentures
Debt Instrument [Line Items]
Face amount of long term debt						CAD 225,000,000
Stated interest rate on long term debt					9.125%	9.125%
Redeemed debentures				38,800,000
Redemption price as a percentage of the principal amount	100.00%	100.00%
Loss on extinguishment of debt				CAD 600,000